UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    August 12, 2011


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         101

Form 13F Information Table Value Total:        2,292,640  (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



                                                                FORM 13F INFORMATION TABLE

					Title of 		 Value 	        Shares/	      SH/     PUT/  Invtmnt  Other	   Voting Authority
Issuer					Class	  CUSIP		 * $1000	PRN Amount    PRN     CALL  Dscretn  Mgrs  Sole    Shared  None
Apple Inc                               OP        037833100      67,110         200,000               PUT    SOLE         200,000
Archer-Daniels-Midland Co               OC        039483102      3,015          100,000               CALL   SOLE         100,000
Airgas Inc                              CS        009363102      39,805         568,325        SH            SOLE         568,325
AK Steel Holding Corp                   CS        001547108      7,880          500,000        SH            SOLE         500,000
Allied Nevada Gold Corp                 CS        019344100      9,893          280,327        SH            SOLE         280,327
American Capital Ltd                    CS        02503Y103      18,752         1,890,299      SH            SOLE         1,890,299
Apple Inc                               CS        037833100      76,260         227,268        SH            SOLE         227,268
Ashland Inc                             CS        044209104      12,876         199,263        SH            SOLE         199,263
BHP Billiton Ltd                        CS        088606108      104,292        1,102,100      SH            SOLE         1,102,100
Big Lots Inc                            CS        089302103      746            22,499         SH            SOLE         22,499
BP PLC                                  CS        055622104      35,604         803,881        SH            SOLE         803,881
Bucyrus International Inc               CS        118759109      258,211        2,816,741      SH            SOLE         2,816,741
Cemex SAB de CV                         CS        151290889      6,737          783,342        SH            SOLE         783,342
CenturyLink Inc                         CS        156700106      5,224          129,210        SH            SOLE         129,210
CIGNA Corp                              CS        125509109      10,277         199,824        SH            SOLE         199,824
CIT Group Inc                           CS        125581801      22,130         500,000        SH            SOLE         500,000
Citigroup Inc                           CS        172967424      13,571         325,903        SH            SOLE         325,903
Community Health Systems Inc            CS        203668108      8,736          340,181        SH            SOLE         340,181
Cemex SAB de CV                         OP        151290889      8,600          1,000,000             PUT    SOLE         1,000,000
Cemex SAB de CV                         OC        151290889      4,300          500,000               CALL   SOLE         500,000
Covidien Ltd		                CS        G2554F113	 21,386		401,766	       SH	     SOLE         401,766
Danvers Bancorp Inc                     CS        236442109      7,623          350,000        SH            SOLE         350,000
Delta Air Lines Inc                     CS        247361702      1,931          210,602        SH            SOLE         210,602
DIRECTV                                 CS        25490A101      15,909         313,037        SH            SOLE         313,037
Eastman Kodak Co                        CS        277461109      1,879          524,900        SH            SOLE         524,900
EASTMAN KODAK CO 7% 4/1/17              CB        277461BJ7      39,091         45,000,000     PRN           SOLE         45,000,000
Eastman Kodak Co                        OP        277461109      5,012          1,400,000             PUT    SOLE         1,400,000
Eastman Kodak Co                        OC        277461109      3,673          1,026,100             CALL   SOLE         1,026,100
El Paso Corp                            CS        28336L109      12,120         600,000        SH            SOLE         600,000
EMC Corp/Massachusetts                  OP        268648102      13,775         500,000               PUT    SOLE         500,000
EQT Corp                                CS        26884L109      1,985          37,800         SH            SOLE         37,800
EXCO Resources Inc                      CS        269279402      16,070         910,500        SH            SOLE         910,500
Express Scripts Inc                     CS        302182100      13,277         246,000        SH            SOLE         246,000
FORD MOTOR CO                           WT        345370134      52,400         10,000,000     SH            SOLE         10,000,000
Fairpoint Communications Inc            CS        305560302      527            57,267         SH            SOLE         57,267
Fiserv Inc                              CS        337738108      7,610          121,524        SH            SOLE         121,524
Flowserve Corp                          CS        34354P105      14,980         136,320        SH            SOLE         136,320
Gen-Probe Inc                           CS        36866T103      20,649         298,662        SH            SOLE         298,662
General Motors Co                       CS        37045V100      15,180         500,000        SH            SOLE         500,000
Genzyme Corp                            CS        80105N113      3,703          1,536,717      SH            SOLE         1,536,717
GLOBAL EAGLE ACQUISITION COR            WT        37951D110      638            850,000        SH            SOLE         850,000
Global Eagle Acquisition Corp           CS        37951D102      8,024          850,000        SH            SOLE         850,000
General Motors Co                       OP        37045V100      15,180         500,000               PUT    SOLE         500,000
Goldman Sachs Group Inc/The             CS        38141G104      81,185         610,000        SH            SOLE         610,000
Gen-Probe Inc                           OC        36866T103      1,383          20,000                CALL   SOLE         20,000
Grifols SA                              CS        398438309      2,557          339,627        SH            SOLE         339,627
Hampton Roads Bankshares Inc            CS        409321502      32,723         3,305,343      SH            SOLE         3,305,343
Harris Corp                             CS        413875105      27,991         621,190        SH            SOLE         621,190
HCA Holdings Inc                        CS        40412C101      3,795          115,000        SH            SOLE         115,000
Hertz Global Holdings Inc               CS        42805T105      8,586          540,688        SH            SOLE         540,688
Hypercom Corp                           CS        44913M105      2,411          245,302        SH            SOLE         245,302
Intel Corp                              CS        458140100      7,282          328,920        SH            SOLE         328,920
iPATH S&P 500 VIX Short-Term F          CS        06740C261      947            44,816         SH            SOLE         44,816
iShares FTSE China 25 Index Fu          CS        464287184      2,809          65,400         SH            SOLE         65,400
iShares PHLX SOX Semiconductor          CS        464287523      888            16,000         SH            SOLE         16,000
Ivanhoe Mines Ltd/CA                    CS        46579N103      40,636         1,606,169      SH            SOLE         1,606,169
JPMorgan Chase & Co                     CS        46625H100      9,158          223,705        SH            SOLE         223,705
Kinder Morgan Inc/Delaware              CS        49456B101      2,155          75,000         SH            SOLE         75,000
Liberty Media Corp - Starz              CS        53071M708      15,367         204,245        SH            SOLE         204,245
Marathon Oil Corp                       CS        565849106      4,162          79,000         SH            SOLE         79,000
Marshall & Ilsley Corp                  CS        571837103      37,642         4,723,000      SH            SOLE         4,723,000
Medco Health Solutions Inc              CS        58405U102      8,566          151,560        SH            SOLE         151,560
Microsoft Corp                          CS        594918104      111,178        4,279,364      SH            SOLE         4,279,364
Mitsubishi UFJ Financial Group          CS        606822104      1,449          300,000        SH            SOLE         300,000
METLIFE INC                             CNVPFD    59156R116      74,030         900,000        SH            SOLE         900,000
Oracle Corp                             CS        68389X105      26,312         800,000        SH            SOLE         800,000
Oshkosh Corp                            CS        688239201      14,833         512,537        SH            SOLE         512,537
People's United Financial Inc           CS        712704105      4,198          312,325        SH            SOLE         312,325
Pfizer Inc                              CS        717081103      119,384        5,795,321      SH            SOLE         5,795,321
Pioneer Nat Res Co 2.875% 1/15/38       CB        723787AH0      50,186         32,500,000     PRN           SOLE         32,500,000
Radian GROUP INC 3%  11/15/17           CB        750236AK7      35,673         50,000,000     PRN           SOLE         50,000,000
Radian Group Inc                        CS        750236101      1,904          450,000        SH            SOLE         450,000
RADWARE Ltd                             CS        M81873107      903            25,916         SH            SOLE         25,916
Range Resources Corp                    CS        75281A109      27,049         487,369        SH            SOLE         487,369
Renren Inc                              CS        759892102      111            12,500         SH            SOLE         12,500
TRANSOCEAN INC 1.5% 12/3                CB        893830AV1      77,221         77,500,000     PRN           SOLE         77,500,000
Rock-Tenn Co                            CS        772739207      375            5,649          SH            SOLE         5,649
Royal Dutch Shell PLC                   CS        780259206      17,654         248,200        SH            SOLE         248,200
Rubicon Minerals Corp                   CS        780911103      1,149          322,800        SH            SOLE         322,800
SanDisk Corp                            CS        80004C101      11,226         270,500        SH            SOLE         270,500
SPDR S&P 500 ETF Trust                  CS        78462F103      3,339          25,300         SH            SOLE         25,300
STANDARD PACIFIC CORP 6% 10/1/12        CB        853763AA8      8,170          7,932,000      PRN           SOLE         7,932,000
SRA Intl Inc	 	                CS        78464R105      30,928	  	1,000,273      SH	     SOLE	  1,000,273
SunPower Corp                           CS        867652109      8,565          443,107        SH            SOLE         443,107
Teva Pharmaceutical Industries          CS        881624209      13,255         274,992        SH            SOLE         274,992
TYSON FOODS INC 3.25% 10/15/13          CB        902494AP8      41,800         32,479,000     PRN           SOLE         32,479,000
Tyco International Ltd                  CS        H89128104      104,030        2,104,598      SH            SOLE         2,104,598
United Continental Holdings In          CS        910047109      3,853          170,257        SH            SOLE         170,257
UDR INC 3.625% 9/15/11                  CB        910197AM4      9,042          9,000,000      PRN           SOLE         9,000,000
Universal Business Payment Sol          CS        913384202      3,593          598,800        SH            SOLE         598,800
US Bancorp                              CS        902973304      11,272         441,877        SH            SOLE         441,877
US STEEL CORP 5/15/14                   CB        912909AE8      55,635         35,000,000     PRN           SOLE         35,000,000
Visa Inc                                OC        92826C839      5,393          64,000                CALL   SOLE         64,000
VALEANT PHARMACEUTICALS INTE            CS        91911K102      5,196          100,000        SH            SOLE         100,000
Visa Inc                                CS        92826C839      7,626          90,500         SH            SOLE         90,500
Vodafone Group PLC                      CS        92857W209      33,887         1,268,700      SH            SOLE         1,268,700
Warner Chilcott PLC                     CS        G94368100      25,691         1,064,694      SH            SOLE         1,064,694
Warner Chilcott PLC                     OC        G94368100      2,414          100,000               CALL   SOLE         100,000
WellCare Health Plans Inc               CS        94946T106      14,968         291,158        SH            SOLE         291,158
Williams Cos Inc/The                    CS        969457100      8,054          266,244        SH            SOLE         266,244
WR Grace & Co                           CS        38388F108      24,210         530,562        SH            SOLE         530,562
                                                                 2,292,640


